EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Numerator:
Net income from continuing operations	$ 31,503	$ 46,938
Net loss from discontinued operations		$ (14,901)
Denominator:
Weighted average number of ordinary shares outstanding during the period	67,325,808	53,906,484
Dilutive shares related to stock options and restricted stock units	1,714,560	799,315
Diluted number of ordinary shares outstanding	69,040,368	54,705,799
Basic net earnings per ordinary share
Continuing operations	$ 0.47	$ 0.87
Discontinued operations		$ (0.28)
Diluted net earnings per ordinary share
Continuing operations	$ 0.46	$ 0.86
Discontinued operations		$ (0.28)
Ordinary shares equivalents excluded because their effect would have been anti-dilutive	2,621,487	1,294,120